Label	Element	Value
Baillie Gifford Global Alpha Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001120543_SupplementTextBlock	BAILLIE GIFFORD FUNDS The Global Alpha Equity Fund Supplement dated October 20, 2015 to the prospectus dated May 1, 2015 (the “Prospectus”) Effective immediately, the Prospectus is revised as follows:
Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford Global Alpha Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	15.The section titled “Shareholder Fees” under “Fees and Expenses” for The Global Alpha Equity Fund on page 29 of the Prospectus is restated in its entirety as follows:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	16. The expense tables under the section titled “Example of Expenses” for The Global Alpha Equity Fund on page 30 of the Prospectus are restated in their entirety as follows:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees, expenses, or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

17.    The table titled “Average Annual Total Returns for Periods Ended December 31, 2014” under “Performance” for the Global Alpha Equity Fund on page 32 of the Prospectus is restated in its entirety as follows:

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2014
Baillie Gifford Global Alpha Equity Fund | MSCI ACWI Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.68%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2011
Baillie Gifford Global Alpha Equity Fund | FTSE AW Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.73%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2011
Baillie Gifford Global Alpha Equity Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	266
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	959
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	254
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	431
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 944
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.23%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.40%	[1],[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2011	[2]
Baillie Gifford Global Alpha Equity Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	400
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	864
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	229
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	388
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 848
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.60%	[1],[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2011
Baillie Gifford Global Alpha Equity Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	356
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	767
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	75
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	204
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	344
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 752
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.65%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2011
Baillie Gifford Global Alpha Equity Fund | Class 3 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.52%	[1]
Baillie Gifford Global Alpha Equity Fund | Class 3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.02%	[1]
Baillie Gifford Global Alpha Equity Fund | Class 4
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	209
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	345
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	743
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	197
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	333
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 728
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.48%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.65%	[1],[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2011	[4]
Baillie Gifford Global Alpha Equity Fund | Class 5
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.10%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	193
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	682
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	181
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	305
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 667
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.48%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.65%	[1],[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2011	[5]

[1]	The Fund commenced operations on November 15, 2011.
[2]	Performance for Class 1 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 3 shares and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.
[3]	Performance for Class 2 shares prior to their date of inception (January 6, 2013) is derived from the historical performance of Class 3 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 2 shares.
[4]	Performance for Class 4 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 3 shares and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it returns would have been higher.
[5]	Performance for Class 5 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 3 shares and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares.